14. EMPLOYEE STOCK PLANS (Tables)	12 Months Ended
Sep. 30, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Assumptions for the Black Scholes model used in determining the fair value of options granted to employees
	Year Ended September 30, 2012	Year Ended September 30, 2011	Year Ended September 30, 2010

Dividend yield	3.72%	4.29%	4.63%
Risk-free interest rate	1.12%	2.15%	2.25%
Volatility	22.54%	23.00%	24.00%
Expected Life	6 years	6 years	6 years

Summary of option activity
	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value

Outstanding at September 30, 2011	310,131	$34.28	5.6 years		$186
Exercised	(43,756)	26.60
Forfeited	(10,698)	35.82
Granted	50,220	$39.67		$
Outstanding at September 30, 2012	305,897	$36.17	6.01 years		$1,365
Exercisable at September 30, 2012	165,131	$36.05	4.10 years		$762

Summary of the status of the Company’s non vested stock awards
	Shares	Weighted Average Grant Date Fair Value

Non-vested – September 30, 2011	28,285	$32.31
Granted	16,068	$32.41
Forfeited	(2,412)	$33.56
Vested	(13,871)	$33.00
Non-vested – September 30, 2012	28,070	$31.92